As filed with the Securities and Exchange Commission on April 28, 2005


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 169


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 170


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                      Citigroup Global Transaction Services
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
         immediately upon filing pursuant to Rule 485, paragraph (b)(1)
         on _________________ pursuant to Rule 485, paragraph (b)(1)
   [X]   60 days after filing pursuant to Rule 485, paragraph (a)(1)
         on _________________ pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2)
         on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered:  Dover Responsibility Fund

[LOGO] DOVER
THE CORPORATE
RESPONSIBILITY FUNDS


PROSPECTUS   MAY 1, 2005


INSTITUTIONAL SHARES
A SHARES
C SHARES

DOVER RESPONSIBILITY FUND

THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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                                                              TABLE OF CONTENTS



 RISK/RETURN SUMMARY                                                         2

   Investment Objective                                                      2
   Principal Investment Strategies                                           2
   The Investment Process - Purchasing and Rebalancing Portfolio Securities  3
   Principal Investment Risks                                                3
   Who May Want to Invest in the Fund                                        4
   Portfolio Holdings                                                        5

 PERFORMANCE                                                                 6

 FEE TABLE                                                                   7

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                  9

   Investment Objective                                                      9
   Principal Investment Strategies                                           9
   The Investment Process - Purchasing and Rebalancing Portfolio Securities  9
   Principal Investment Risks                                               10

 MANAGEMENT                                                                 12

   The Adviser                                                              12
   The Portfolio Managers                                                   13
   Other Service Providers                                                  14
   Fund Expenses                                                            14

 YOUR ACCOUNT                                                               15

   How to Contact the Fund                                                  15
   General Information                                                      15
   Buying Shares                                                            17
   Selling Shares                                                           22

 CHOOSING A SHARE CLASS                                                     26

   Exchange Privileges                                                      31
   Retirement Accounts                                                      32

 OTHER INFORMATION                                                          33

   Distributions                                                            33
   Taxes                                                                    33
   Organization                                                             34

 FINANCIAL HIGHLIGHTS                                                       35

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RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends.

CORPORATE TRANSPARENCY means how readily understood a company's operations are to outside observers.

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

MARKET CAPITALIZATION means the aggregate value of a company's common stock in the stock market.

This Prospectus offers three classes of Dover Responsibility Fund (the "Fund"). Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $1,000,000. Institutional Shares are also available to financial institutions that intend to maintain an omnibus account with the Fund for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans such as 401(k) retirement plans; and (3) mutual fund platforms. A Shares and C Shares are designed for retail investors purchasing Fund shares directly or through financial intermediaries.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in the common stock of companies included in the S&P 500 Index/1/ that the Fund's adviser, Dover Corporate Responsibility Management LLC (the "Adviser"), believes demonstrate high liquidity and positive cash flow, as measured by the extent of the company's philanthropic giving. The Adviser believes that philanthropic giving correlates strongly with both corporate liquidity and with responsible corporate governance and corporate transparency. The Adviser believes that such companies should outperform the S&P 500 Index over any given three to five year period. The Adviser has developed criteria for selecting companies that engage in philanthropic giving to the extent that it may be expected to correlate with sound financial conditions and the potential for good performance. On an ongoing basis, the Adviser evaluates each of the companies included in the S&P 500 Index and adjusts its portfolio composition accordingly to include those companies that meet the Adviser's investment criteria. The Fund is non-diversified and invests in companies included in the S&P 500 Index, which typically consists of companies with market capitalizations of $3.0 billion or more. The Fund invests according to the Adviser's investment


--------
/1/ The S&P 500 Index is the property of The McGraw-Hill Companies, Inc. The
    McGraw-Hill Companies, Inc. is not affiliated with the Fund or the Adviser. The McGraw-Hill Companies, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund and has not approved any information included in this Prospectus.

                                    [GRAPHIC]





criteria and, because its individual stock weightings loosely track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund intends to invest substantially all its assets in equity securities.


The Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund's purchases and sales are determined by the application of its investment criteria, and no trading is done in reaction to market developments.

The Fund may purchase or sell securities in response to underlying fundamental changes in individual portfolio securities. Changes may include, but are not limited to, the discovery of improper corporate accounting practices or a drop in a corporate credit rating below investment grade.

THE INVESTMENT PROCESS - PURCHASING AND REBALANCING PORTFOLIO SECURITIES

The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. The Adviser tabulates philanthropic contributions by these companies in the most recent fiscal year considered both as an absolute dollar amount and as a percentage of the company's trailing three-year average of pre-tax earnings (adjusted for special one time charges). If a company meets or exceeds the Adviser's investment criteria, it will be included in the Fund's portfolio.

Companies are added or deleted from the Fund's portfolio accordingly, based on the Adviser's comparison of their philanthropic giving during the preceding fiscal year to its investment criteria. Each company is assigned an initial portfolio weight that loosely corresponds to its weight in the S&P 500 Index, and the weightings of the individual stocks are rebalanced quarterly or more frequently, if necessary, to reflect market capitalization and other changes in the S&P 500 Index.

PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  .  The stock market may go down;

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  . The stock market may not recognize the value of the stocks in the Fund's portfolio;

  .  The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.


CONCENTRATION RISK The Fund will invest greater than 25% of its assets in industries in which the S&P 500 Index is concentrated because its individual stock weightings loosely track those of the S&P 500 Index. Concentration of a significant portion of the Fund's assets in one industry of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various industries. If the Fund's portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.


NON-DIVERSIFICATION RISK The Fund is a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to developments affecting and the risks associated with an individual issuer, which may have a greater impact on the Fund's performance.

PHILANTHROPIC RISK The Adviser's investment strategy may be difficult to implement or less likely to achieve success if:


  . Significant changes to accounting and/or government tax policies occur which result in changes to corporate donation patterns;



  . Companies fail to disclose accurate information concerning their philanthropic giving; or



  . Shareholder proposals to prohibit corporate philanthropic giving are approved by company shareholders.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  .  Want a fund that invests in stocks in the S&P 500 Index;

  .  Are willing to accept price fluctuations in your investment; and

  .  Are willing to tolerate risks associated with common stock investments.

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The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries;

  .  Need regular income or stability of principal; or

  .  Are pursuing a short-term goal or investing emergency reserves.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information (the "SAI") and on the Fund's website at www.doverllc.com.

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PERFORMANCE

PERFORMANCE INFORMATION FOR THE FUND IS NOT PROVIDED BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

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                                                                      FEE TABLE


The following table describes the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.




SHAREHOLDER FEES                                  DOVER RESPONSIBILITY FUND
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                             INSTITUTIONAL     A          C
                                                SHARES       SHARES     SHARES
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of the offering
  price)                                         None      4.50%/(1)/ 1.00%/(1)/
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                       None       None       None

   Maximum Deferred Sales Charge (Load)
     Imposed on Redemptions (as a percentage
     of the sale price)                       None       None/(2)/  None/(2)/
   Redemption Fee (as a percentage of amount
     redeemed)                               1.00%/(3)/ 1.00%/(3)/ 1.00%/(3)/
   Exchange Fee (as a percentage of amount
     redeemed)                               1.00%/(3)/ 1.00%/(3)/ 1.00%/(3)/

          ANNUAL FUND OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fees                  0.89%        0.89% 0.89%
          Distribution (12b-1) Fees         None        0.25% 1.00%

          Other Expenses/(4)/                       0.62% 0.84% 0.84%
          TOTAL ANNUAL FUND OPERATING EXPENSES/(4)/ 1.51% 1.98% 2.73%
          WAIVERS AND REIMBURSEMENTS/(5)/           0.26% 0.23% 0.23%
          NET EXPENSES/(5)/                         1.25% 1.75% 2.50%


/(1)/The sales charge declines with certain increases in the amount invested.
     An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A or C shares, or if your Class A or C purchase meets certain requirements. Because of rounding of the calculation in determining sales charges, the charges may be more or less than what is shown in the table.

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/(2)/A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within one year of purchase.
/(3)/Shares redeemed or exchanged within 90 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
/(4)/Based on projected annualized amounts for the Fund's fiscal year ending
     October 31, 2005.

/(5)/Based on contractual waivers through March 1, 2006, the Adviser has agreed to waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses of Institutional Shares, A Shares and C Shares exceed 1.25%, 1.75% and 2.50%, respectively. The contractual waivers may be changed or eliminated only with the consent of the Board of Trustees.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to A and C Shares) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            INSTITUTIONAL
                               SHARES     A SHARES C SHARES
                    1 Year      $127       $  620    $451
                    3 Years     $452       $1,022    $917

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                                     INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in the common stock of companies included in the S&P 500 Index that the Fund's Adviser believes demonstrate high liquidity and positive cash flow, as measured by the extent of a company's philanthropic giving. The Adviser believes that philanthropic giving correlates strongly with both corporate liquidity and with responsible corporate governance and corporate transparency. The Adviser believes that such companies should outperform the S&P 500 Index over any given three to five year period. The Adviser has developed criteria for selecting companies that engage in philanthropic giving to the extent that it may be expected to correlate with sound financial condition and the potential for good performance. On an ongoing basis, the Adviser evaluates each of the companies included in the S&P 500 Index and adjusts its portfolio composition accordingly to include those companies that meet the Adviser's investment criteria. The Fund is non-diversified and invests in companies included in the S&P 500 Index, which typically consists of companies with market capitalizations of $3.0 billion or more. The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings loosely track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund intends to invest substantially all its assets in equity securities.


The Fund typically follows a buy and hold strategy and does not intend to purchase or sell securities for short-term trading purposes. The Fund's investment purchases and sales are determined by the application of its investment criteria, and no trading is done in reaction to market developments.

The Fund may purchase or sell securities in response to underlying fundamental changes in individual portfolio securities. Changes may include, but are not limited to, the discovery of improper corporate accounting practices or a drop in a corporate credit rating below investment grade.

THE INVESTMENT PROCESS - PURCHASING AND REBALANCING PORTFOLIO SECURITIES

The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. The Adviser tabulates philanthropic contributions by these companies in the most recent fiscal year considered both as an absolute dollar amount and as a percentage of the company's trailing three-year average of pre-tax

                                    [GRAPHIC]




earnings (adjusted for special one time charges). If a company meets or exceeds the Adviser's investment criteria, it will be included in the Fund's portfolio.

Companies are added or deleted from the Fund's portfolio accordingly, based on the Adviser's comparison of their philanthropic giving during the preceding fiscal year to its investment criteria. Measured against the Adviser's investment criteria, approximately 100 companies included in the S&P 500 Index qualify for inclusion in the Fund's portfolio, although the exact number may vary year-to-year. Each company is assigned an initial portfolio weight that loosely corresponds to its weight in the S&P 500 Index, and the weightings of the individual stocks are rebalanced quarterly or more frequently, if necessary, to reflect market capitalization and other changes in the S&P 500 Index.

The Adviser looks at two components of a company's philanthropic contributions: contributions made directly to charitable organizations and contributions made to a company's private foundation, if applicable. These contributions can be in the form of cash, securities, products or other in-kind donations. The Adviser's analysis does not give differential treatment to any one form of charitable contribution. To avoid double counting donations, the Adviser does not include in its calculation any charitable contributions made by a company's private foundation to third parties.

The Adviser has developed an information gathering procedure that aims to collect all publicly-available information regarding a company's philanthropic contributions in a systematic manner. Such information gathering procedure includes gathering information from the following sources: company annual reports, corporate websites, corporate foundation tax filings and company representatives.


See "Investment Policies and Risks" in the SAI for a more detailed description of the Adviser's investment process. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI and on the Fund's website at www.doverllc.com under Mutual Funds.


PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could

                                    [GRAPHIC]




lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  .  The stock market may go down;

  . The stock market may not recognize the value of the stocks in the Fund's portfolio;

  .  The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.


CONCENTRATION RISK The Fund will invest greater than 25% of its assets in industries in which the S&P 500 Index is concentrated because its individual stock weightings loosely track those of the S&P 500 Index. Concentration of a significant portion of the Fund's assets in one industry of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various industries. If the Fund's portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.


NON-DIVERSIFICATION RISK The Fund is a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to developments affecting and the risks associated with an individual issuer, which may have a greater impact on the Fund's performance.

PHILANTHROPIC RISK The Adviser's investment strategy may be difficult to implement or less likely to achieve success if:


  . Significant changes to accounting and/or government tax policies occur which result in changes to corporate donation patterns;



  . Companies fail to disclose accurate information concerning their philanthropic giving; or



  . Shareholder proposals to prohibit corporate philanthropic giving are approved by company shareholders.

                                    [GRAPHIC]



MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Fund's Adviser is Dover Corporate Responsibility Management LLC, 140 Greenwich Avenue, Greenwich, CT 06830. Founded in 2003, the Adviser provides investment advisory services to institutional and individual investors. The Adviser has recently become a Registered Investment Adviser. The Adviser is a wholly-owned subsidiary of Dover Management LLC. The Adviser's principals are engaged in the business of investment advisory services on behalf of clients, which include corporate and public retirement plans, foundations, educational institutions, charitable organizations, family offices and individuals. The Adviser receives an advisory fee of 0.89% of the average daily net assets of the Fund.


Based on contractual waivers through March 1, 2006, the Adviser has agreed to waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses of Institutional Shares, A Shares and C Shares exceed 1.25%, 1.75% and 2.50%, respectively. The contractual waivers may be changed or eliminated only with the consent of the Board.


As of December 31, 2004, the Adviser had approximately $3.7 million in assets under management. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.




A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Adviser will be available in the Fund's annual report for the period ending October 31, 2005.


The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

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THE PORTFOLIO MANAGERS


Philip Propper De Callejon and Christopher J. Wolfe are co-managers jointly responsible for the day-to-day management of the Fund.



PHILIP PROPPER DE CALLEJON, CFA, serves as the Chief Investment Officer and Senior Portfolio Manager of the Adviser. Prior to joining the Adviser in 2004, he was a portfolio manager with Trust Company of the West ("TCW") responsible for the Large Cap Core strategy since 1997.


Also while at TCW, Mr. Propper De Callejon served as an Analyst dedicated to the Small and Mid-Cap Growth strategies. From 1995 to 1997, he was an Analyst in Central Research covering the telecommunications and media sectors. Prior to that, he worked as an Analyst and Trader for National Mutual Funds Management, an Australian asset manager. Earlier, he was a Management Consultant specializing in defense and national security issues for the Rand Corporation. He is a former Air Force Officer and Fighter Aviator.

Mr. Propper De Callejon earned an M.B.A. from the University of Southern California, a Master of Arts in Political Science from California State University, and was graduated with a B.A. from Trinity College in Hartford, Connecticut. He is a Chartered Financial Analyst (CFA) charterholder.


CHRISTOPHER J. WOLFE, CFA, serves as Director of Research and is responsible for overseeing market strategy, and currently manages two research analysts.



Prior to joining the Adviser in 2004, Mr. Wolfe was Head of Global Equities for JPMorgan's Private Bank where he supervised all equity strategies and product design for the global private bank sales force from 1997 to 2004. Previously, Mr. Wolfe was Chief U.S. Equity Strategist and Head of Latin American Equity Strategy for JPMorgan's Private Bank. As a member of the Private Bank's investment policy team, he created a rigorous valuation-based equity research process, and was responsible for U.S. equity markets analysis. Prior to that, Mr. Wolfe was Director of Research and Portfolio Manager for Lincoln Capital Corporation, a private money management firm based in Rhode Island.


Mr. Wolfe received an M.B.A. from the Columbia Business School and a B.S. in Business Administration from the University of Rhode Island. Mr. Wolfe holds series licenses 7, 9, 10, 16 and 63. He is a Certified Financial Planner licensee and Chartered Financial Analyst (CFA) charterholder.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively, "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.


Foreside Fund Services, LLC, the distributor (principal underwriter) of the Fund, acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.


FUND EXPENSES


The Fund pays its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                    [GRAPHIC]



                                                                   YOUR ACCOUNT

HOW TO CONTACT THE FUND

ON THE INTERNET AT:
 www.doverllc.com
WRITE TO US AT:
 Dover Responsibility Fund
 P.O. Box 446
 Portland, Maine 04112
OVERNIGHT ADDRESS:
 Dover Responsibility Fund
 Two Portland Square
 Portland, Maine 04101
TELEPHONE US AT:

 (888) DOVER-55


 (888) 368-3755 (toll free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
 Citibank, N.A.
 New York, New York

 ABA #021000089

FOR CREDIT TO:

 Citigroup Global Transaction Services


 Account #30576692

 Dover Responsibility Fund
 (Your Name)
 (Your Account Number)

GENERAL INFORMATION

You may purchase, sell (redeem) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase, redeem or exchange shares of each Fund class at the net asset value ("NAV") of a share of that class next calculated, plus any applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange), after the transfer agent receives your request in proper form (as described in this Prospectus on pages 17 through 32). For instance, if the transfer agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the applicable Fund class, plus the applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund also reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined

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by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class. The Fund values securities for which market quotations are readily available at current market value. The Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are not readily available or (ii) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV. Market quotations may not be readily available or may be inaccurate if the exchange on which a security trades closes early or if trading in the security was halted prior to the time the Fund calculates its NAV. Fair valuation could result in a different NAV than a NAV determined by using market quotes.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


The Adviser may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Adviser may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for the financial institutions to recommend that you purchase Fund shares.



Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Adviser or the Fund (if approved by the Trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the

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Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in case of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check). The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Dover Responsibility Fund" or to one or more owners of the account and endorsed to "Dover Responsibility Fund." For all other accounts, the check must be made payable on its face to "Dover Responsibility Fund." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

                                    [GRAPHIC]






MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:


                                        MINIMUM                         MINIMUM
                                        INITIAL                       ADDITIONAL
                                      INVESTMENT                      INVESTMENT
                            INSTITUTIONAL A SHARES C SHARES INSTITUTIONAL A SHARES C SHARES
Standard Accounts            $1,000,000    $5,000  $10,000      $  0        $250    $1,000
Traditional and Roth IRAs     1,000,000     3,000    3,000         0         250       500
Systematic Investment Plans   1,000,000     2,000    2,000       250         250       250

ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT             REQUIREMENT
              INDIVIDUAL, SOLE          . Instructions must be
              PROPRIETORSHIP AND JOINT    signed by all persons
              ACCOUNTS                    required to sign
              Individual accounts are     exactly as their names
              owned by one person, as     appear on the account
              are sole proprietorship
              accounts. Joint accounts
              have two or more owners
              (tenants)
              GIFTS OR TRANSFERS TO A   . Depending on state
              MINOR (UGMA, UTMA)          laws, you can set up a
              These custodial accounts    custodial account
              provide a way to give       under the UGMA or the
              money to a child and        UTMA
              obtain tax benefits       . The custodian must
                                          sign instructions in a
                                          manner indicating
                                          custodial capacity
              BUSINESS ENTITIES         . Submit a secretary's
                                          (or similar)
                                          certificate covering
                                          incumbency and
                                          authority
              TRUSTS                    . The trust must be
                                          established before an
                                          account can be opened
                                        . Provide the first and
                                          signature pages from
                                          the trust document
                                          identifying the
                                          trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

                                    [GRAPHIC]






When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.



When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.



The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to redemption fees and to any related taxes.



The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund may interfere with the management of the Fund's portfolio and result in increased costs. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities, and these expenses are borne by Fund shareholders.


Specifically, focus is placed on reviewing substantial redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (no later than the business day after the order is received), restrict or reject, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

                                    [GRAPHIC]





In addition, the sale of the Fund's shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase.

The Fund may refuse to sell shares to persons determined by the Fund to be market timers, even if the above limitations have not been reached.


Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

                                    [GRAPHIC]





INVESTMENT PROCEDURES

                                           HOW TO ADD TO YOUR
               HOW TO OPEN AN ACCOUNT           ACCOUNT
              BY CHECK                  BY CHECK
              . Call, lo onto our       . Fill out an investment
                website, www.doverllc.co  slip from a           m
                or write us for           confirmation or write
                an account application    us a letter
              . Complete the            . Write your account
                application (and other    number on your check
                required documents)     . Mail us the slip (or
              . Mail us your original     your letter) and the
                application (and other    check
                required documents)     BY WIRE
                and a check             . Call to notify us of
              BY WIRE                     your incoming wire
              . Call or write us for    . Instruct your U.S.
                an account application    financial institution
              . Complete the              to wire your money to
                application (and other    us
                required documents)
              . Call us to fax the
                completed application
                (and other required
                documents) and we will
                assign you an account
                number
              . Mail us your original
                application (and other
                required documents)
              . Instruct your U.S.
                financial institution
                to wire your money to
                us
              BY ACH PAYMENT            BY SYSTEMATIC INVESTMENT
              . Call or write us for    . Complete the
                an account application    systematic investment
              . Complete the              section of the
                application (and other    application
                required documents)     . Attach a voided check
              . Call us to fax the        to your application
                completed application   . Mail us your original
                (and other required       application and voided
                documents) and we will    check
                assign you an account   . We will electronically
                number                    debit your purchase
              . Mail us your original     proceeds from the
                application (and other    financial institution
                required documents)       account identified on
              . We will electronically    your account
                debit your purchase       application
                proceeds from the
                financial institution
                account identified on
                your account
                application

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SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


Your shares will be redeemed at the NAV next calculated after receipt of your redemption order, subject to the deduction of a redemption fee and CDSC, as applicable. The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment from you for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                                    [GRAPHIC]





                           HOW TO SELL SHARES FROM
                                 YOUR ACCOUNT
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The Fund name
                            . The dollar amount or
                              number of shares you
                              want to sell
                            . How and where to send
                              the redemption
                              proceeds
                           . Obtain a signature
                             guarantee (if required)
                           . Obtain other
                             documentation (if
                             required)
                           . Mail us your request
                             and documentation
                           BY WIRE
                           . Wire redemptions are
                             only available if your
                             redemption is for
                             $5,000 or more and you
                             did not decline wire
                             redemption privileges
                             on your account
                             application
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application) (see "By
                             Telephone") or
                           . Mail us your request
                             (see "By Mail")
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which the account is
                              registered
                            . Additional form of
                              identification
                           . Redemption proceeds
                             will be:
                            . Mailed to you OR
                            . Wired to you (unless
                              you declined wire
                              redemption privileges
                              on your account
                              application) (see "By
                              Wire")
                           SYSTEMATICALLY
                           . Complete the
                             systematic withdrawal
                             section of the
                             application
                           . Attach a voided check
                             to your application
                           . Mail us your original
                             application
                           . Redemption proceeds
                             will be electronically
                             credited to your
                             account at the
                             financial institution
                             identified on your
                             account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

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TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .  Written requests to redeem $100,000 or more

  .  Changes to a shareholder's record name

  . Redemptions from an account for which the address or account registration has changed within the last 30 days

  . Sending redemption and distribution proceeds to any person, address or financial institution account, not on record

  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

  . Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the

                                    [GRAPHIC]





amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).


REDEMPTION FEE The sale of the Fund's Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:


  . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name



  . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)



  .  Redemptions of shares purchased through a dividend reinvestment program



  .  Redemptions pursuant to a systematic withdrawal plan



  . Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.



LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

                                    [GRAPHIC]



CHOOSING A SHARE CLASS

This Prospectus offers three classes of Fund shares. The following is a summary of the differences between the various classes:


   INSTITUTIONAL SHARES            A SHARES                  C SHARES
 . Designed for eligible   . Designed for retail     . Designed for retail
   institutions              investors investing       investors investing
   (financial                individually or           individually or
   institutions,             through financial         through financial
   corporations, trusts,     institutions              institutions
   estates and religious   . Initial sales charge    . Initial sales charge
   and charitable            of 4.50% or less          of 1.00% or less
   organizations),         . No initial sales        . No initial sales
   employee benefit plans    charge on purchases of    charge on purchases of
   with assets of at         $1 million or more        $1 million or more
   least $10 million, and  . Deferred sales charge   . Deferred sales charge
   registered investment     of 1.00% on purchases     of 1.00% on purchases
   advisers or financial     of $1 million or more     of $1 million or more
   planners purchasing       redeemed in whole or      redeemed in whole or
   shares on behalf of       in part within twelve     in part within twelve
   clients and who charge    months of purchase        months of purchase
   asset- based or hourly  . Lower expense ratio     . Higher expense ratio
   fees                      than C Shares due to      than A Shares due to
 . No initial or deferred    lower Rule 12b-1          higher Rule 12b-1
   sales charges             distribution fees         distribution fees
 . Lower expense ratio
   than A Shares and C
   Shares


Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules applicable to each class before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.


When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you do not list a financial adviser on the application, the distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objectives, principal investment strategies and principal risks as well as factors listed above to determine which fund and share class is most appropriate for your situation.

                                    [GRAPHIC]





SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:


                                  SALES CHARGE (LOAD)
                                     AS % OF/(1)/:
                                    PUBLIC     NET ASSET
         AMOUNT OF PURCHASE     OFFERING PRICE   VALUE   REALLOWANCE %
         Up to $99,999              4.50%        4.71%       4.00%
         $100,000 to $249,999       3.50%        3.63%       3.00%
         $250,000 to $499,999       2.50%        2.56%       2.25%
         $500,000 to $999,999       1.50%        1.52%       1.25%
         $1,000,000 and up/(2)/     0.00%        0.00%       0.00%


/(1)/Rounded to the nearest one-hundredth percent. Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are redeemed within twelve months of purchase.

SALES CHARGE SCHEDULE - C SHARES An initial sales charge is assessed on purchases of C Shares as follows:


                                  SALES CHARGE (LOAD)
                                     AS % OF/(1)/:
                                    PUBLIC     NET ASSET
         AMOUNT OF PURCHASE     OFFERING PRICE   VALUE   REALLOWANCE %
         Up to $499,999             1.00%        1.01%       0.75%
         $500,000 to $999,999       0.75%        0.76%       0.50%
         $1,000,000 and up/(2)/     0.00%        0.00%       0.00%


/(1)/Rounded to the nearest one-hundredth percent. Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are redeemed within twelve months of purchase.

                                    [GRAPHIC]





The offering price for A Shares and C Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the adviser may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES - A SHARES AND C SHARES You may qualify for a reduced initial sales charge on purchases of the Fund's A Shares or C Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the Fund A Shares or C Shares, as applicable (as of the Fund's prior business day), that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or
(iv) your minor children's trust or custodial accounts ("Accounts"). A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares or C Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages) and the following additional information, as applicable, regarding these accounts:

  . Information or records regarding Fund A Shares or C Shares held in all accounts in your name at the transfer agent;

  . Information or records regarding Fund A Shares or C Shares held in all accounts in your name at another financial intermediary;

  . Information or records regarding Fund A Shares or C Shares for your Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares or C Shares within a period of thirteen months. Each purchase

                                    [GRAPHIC]




under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares or C Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES - A SHARES AND C SHARES Certain persons may also be eligible to purchase A Shares or C Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' or C Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:


  . A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC;


  . Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

  . Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

  . Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts); and

  . Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase A Shares or C Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

                                    [GRAPHIC]





CONTINGENT DEFERRED SALES CHARGE SCHEDULE - A SHARES AND C SHARES A CDSC of 1.00% is assessed on redemptions of A Shares and C Shares that were part of a purchases of $1 million or more within one year of purchase.

The CDSC is paid on the lower of the NAV or the cost of the shares redeemed. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays a sales commission of 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more. The distributor also pays a sales commission of 1.00% of the offering price of C Shares to brokers that initiate and are responsible for purchases of $1 million or more.


ELIMINATION OF CDSC Certain persons may be eligible to redeem C Shares without paying a CDSC. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance;
(3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account; (4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under
Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2. For these purposes, the term "disability" shall have the meaning ascribed thereto in Section 72(m)(7) of the IRC. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.



Sales charge information regarding the Fund is available free of charge on the Fund's website at www.doverllc.com.


RULE 12B-1 FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares and 1.00% of the

                                    [GRAPHIC]




average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Because A Shares and C Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution services with respect to A Shares and C Shares.



EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Not all funds available for exchange may be available for purchase in your state. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.


In addition, if you exchange shares within 90 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                    [GRAPHIC]





                               HOW TO EXCHANGE
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The names of each
                              fund you are
                              exchanging
                            . The dollar amount or
                              number of shares you
                              want to sell (and
                              exchange)
                           . Open a new account and
                             complete an account
                             application if you are
                             requesting different
                             shareholder privileges
                           . Obtain a signature
                             guarantee, if required
                           . Mail us your request
                             and documentation
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which account is
                              registered
                            . Additional form of
                              identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                    [GRAPHIC]



                                                              OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met.


Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

                                    [GRAPHIC]





The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after October 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                    [GRAPHIC]



                                                           FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                     DOVER
                              RESPONSIBILITY FUND

                             FOR MORE INFORMATION
           The following documents are available free upon request:

                          ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about the Fund's investments will be available in the
                   Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about the Fund and is incorporated by reference, and thus is a part of, this Prospectus.

                              CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports (when available), the
                      SAI, request other information and
       discuss your questions about the Fund by contacting the Fund at:


                           Dover Responsibility Fund


                      P.O. Box 446 Portland, Maine 04112


                   Telephone 1-888-DOVER-55 (1-888-368-3755)


                               www.doverllc.com


                SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports (when available), SAI and other information about the Fund
at the Public Reference Room of the Securities and Exchange Commission ("SEC").
                       Scheduled hours of operation for
the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
                          You can get copies of this
              information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov.

Free copies of the annual/semi-annual reports (when available) and the SAI are available from the
                         SEC's web site at www.sec.gov

                   Investment Company Act File No. 811-3023

                      STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2005


                            DOVER RESPONSIBILITY FUND

INVESTMENT ADVISER:
Dover Corporate Responsibility Management LLC
140 Greenwich Avenue
Greenwich, CT  06830

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:


         Citigroup Global Transaction Services
         P.O. Box 446
         Portland, Maine 04112
         (888) DOVER-55

This Statement of Additional Information (the "SAI") supplements the Prospectus dated ____, 2005, as may be amended from time to time, offering shares of the Dover Responsibility Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Global Transaction Services at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY......................................................................2

INVESTMENT POLICIES AND RISKS.................................................3

INVESTMENT LIMITATIONS........................................................6

COLLECTION OF DATA RELATING TO CORPORATE PHILANTHROPY.........................8

MANAGEMENT....................................................................9

PORTFOLIO TRANSACTIONS.......................................................18

PURCHASE AND REDEMPTION INFORMATION..........................................21

TAXATION ....................................................................22

OTHER MATTERS................................................................26

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS..............................A-1

APPENDIX B - PROXY VOTING PROCEDURES OF THE TRUST...........................B-1

APPENDIX C - PROXY VOTING PROCEDURES OF THE ADVISER.........................C-1

GLOSSARY
--------------------------------------------------------------------------------
As used in this SAI, the following terms have the meanings listed.

        "Accountant" means Citigroup Global Transaction Services.

        "Administrator" means Citigroup Global Transaction Services.

        "Adviser" means Dover Corporate Responsibility Management LLC.

        "Board" means the Board of Trustees of the Trust.

        "CFTC" means Commodities Future Trading Commission.

        "Citigroup" means Citigroup Global Transaction Services.

        "Code" means the Internal Revenue Code of 1986, as amended.

        "Custodian" means Citibank, N.A.

        "Distributor" means Foreside Fund Services, LLC, the distributor of the Fund's shares.

        "Fitch" means Fitch Ratings.

        "Fund" means Dover Responsibility Fund.

        "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

        "IRS" means Internal Revenue Service.

        "Moody's" means Moody's Investors Service.

        "NAV" means net asset value per share.

        "NRSRO" means a nationally recognized statistical rating organization.

        "SAI" means Statement of Additional Information.

        "SEC" means the U.S. Securities and Exchange Commission.

        "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

        "Transfer Agent" means Citigroup Global Transaction Services.

        "Trust" means Forum Funds.

        "U.S." means United States.

        "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        "1933 Act" means the Securities Act of 1933, as amended.

        "1934 Act" means the Securities Exchange Act of 1934, as amended.

        "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------
The Fund is a non-diversified series of the Trust. The Fund offers three classes: Institutional Shares, A Shares and C Shares. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

1.      COMMON AND PREFERRED STOCK

A.      GENERAL

The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

B.      RISKS

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.      WARRANTS

A.      GENERAL

The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

B.      RISKS

Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

3.      DEPOSITARY RECEIPTS

A.      GENERAL

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

B.      RISKS

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

4.      SECURITY RATINGS INFORMATION

The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

5.      OPTIONS

A.      GENERAL

The Fund may purchase put and call options written by others and may write covered calls. The Fund may purchase options on securities, currencies and stock indices. The Fund may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund may only invest in options that trade on an exchange or over-the-counter. The Fund may purchase put and call options to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may sell options so purchased.

B.      OPTIONS STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.


OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


C.      RISKS OF OPTIONS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

6.      BORROWING

A.      GENERAL

Subject to the Fund's investment limitations, the Fund may borrow money. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

B.      RISKS

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense incurred as a result of borrowing were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed the greater potential of gain or loss to the Fund.

7.      ILLIQUID AND RESTRICTED SECURITIES

A.      GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include securities which are not readily marketable.

B.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

C.      DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

8.      CONCENTRATION


The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings loosely track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund will be considered concentrated if more than 25% of the Fund's total assets invested in securities of issuers conducting their principal business activities in the same industry. In addition, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Concentration of a significant portion of the Fund's assets in one industry of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various industries. If the Fund's portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry. To the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


9.      NON-DIVERSIFICATION

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Fund is a "non-diversified" investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (i) not more than 25% of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in U.S. Government securities are not subject to these limitations.

10.     CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.      FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which cannot be changed by the Board without shareholder approval.

The Fund may not:

A.      BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

B.      UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

C.      MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

D.      PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

E.      PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and or from investing in securities or other instruments backed by physical commodities).

F.      ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.


G.      CONCENTRATION

Invest more than 25% of the Fund's total assets in securities of issuers conducting their principal business activities in the same industry, except for those industries in which the S&P 500 Index is concentrated. The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings loosely track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated.


In addition, the Fund's investment objective of seeking long-term capital appreciation may not be changed by the Board without shareholder approval.

2.      NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

A.      SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

B.      SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in options are not deemed to constitute selling securities short.

C.      ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

D.      PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

E.      BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

F.      OPTIONS AND FUTURES CONTRACTS

The Fund will not write put options, except that the Fund may write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund will not invest in futures contracts.

G.      EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

COLLECTION OF DATA RELATING TO CORPORATE PHILANTHROPY
--------------------------------------------------------------------------------
The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. As part of this process, the Adviser has developed an information gathering procedure that aims to collect all publicly-available information regarding a company's philanthropic contributions in a systematic manner. The data is gathered from four main sources, all of which are available to the public:

COMPANY ANNUAL REPORT: The Adviser reviews the company's annual report from the relevant time period. Typically, management will detail its philanthropic giving either in the letter to shareholders or in another section of the report.

CORPORATE WEBSITE: The Adviser searches through a company's website for any indication of charitable giving. The Adviser's experience has been that many companies specifically report their level of charitable donations directly on their websites or through company literature directly posted on their websites.

CORPORATE FOUNDATION TAX FILINGS: A company's private foundation must file an annual Form 990PF. The Adviser gathers information from these publicly-available tax filings as they are filed, through research organizations that track philanthropic giving, government organizations, or the company foundation itself. These filings are of critical importance to the Adviser because they provide a detailed disclosure of the exact amount and form of charitable contributions that a corporation has made to its corporate foundation.

COMPANY REPRESENTATIVES: The Adviser contacts each company's investor relations and/or public relations department. After explaining the reason behind its information request, the Adviser either asks the company representative to verify data already gathered from one of the previously-listed information sources or, if data was not available from any of the other sources, the Adviser asks the company representative to quantify the company's level of philanthropic giving for the particular year under review. If the company representative is able to provide the requested information, the Adviser requests written confirmation for its files. If the company representative complies with written confirmation, the documentation is included in the Adviser's files. In addition, the Adviser maintains a record of each phone conversation or email correspondence, detailing the names and titles of the persons contacted.

In addition, if the Adviser is unable to quantify one or more components of total charitable giving (i.e. direct giving to outside charities or direct giving to company foundation), the Adviser assigns a zero value for that component. Moreover, in the instance where the Adviser gathers inconsistent data from two or more of the information sources, the Adviser will utilize the lower amount in its calculation of charitable giving for a particular year. These policies were adopted to arrive at the most conservative and most reliable estimate of philanthropic contributions for each company.

MANAGEMENT
--------------------------------------------------------------------------------
1.      TRUSTEES AND OFFICERS


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an interested Trustee due to his affiliation with a Trust adviser within the last six months. Each Trustee and officer holds office until the person resigns, is removed, or replaced. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise noted. Each Trustee oversees twenty-nine portfolios in the Fund Complex. No Trustee is a director of any other public company or registered investment company.

------------------------------- ----------------- -------------- ----------------------------------------------------
                                    POSITION         LENGTH                    PRINCIPAL OCCUPATION(S)
            NAME,                   WITH THE         OF TIME                           DURING
       AGE AND ADDRESS               TRUST           SERVED                         PAST 5 YEARS
------------------------------- ----------------- -------------- ----------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------- ----------------- -------------- ----------------------------------------------------
J. Michael Parish               Chairman          Since 1989     Retired; Partner, Wolfe, Block, Schorr and
Born:  November 9, 1943         Trustee           (Chairman      Solis-Cohen LLP (law firm) 2002 -2003; Partner,
                                                  since 2004)    Thelen Reid & Priest LLP (law firm) 1995-2002.

------------------------------- ----------------- -------------- ----------------------------------------------------
Costas Azariadis                Trustee           Since 1989     Professor of Economics, University of
Born: February 15, 1943                                          California-Los Angeles
                                                                 Visiting Professor of Economics, Athens University
                                                                 of Economics and Business 1998-1999.

------------------------------- ----------------- -------------- ----------------------------------------------------
James C. Cheng                  Trustee           Since 1989     President, Technology Marketing Associates
Born:  July 26, 1942                                             (marketing company for small and medium sized
                                                                 businesses in New England).

------------------------------- ----------------- -------------- ----------------------------------------------------
INTERESTED TRUSTEE
------------------------------- ----------------- -------------- ----------------------------------------------------
John Y. Keffer                  Trustee           Since 1989     President, Citigroup, fund services division since
Born:  July 15, 1942                                             2003; President, Forum Financial Group, LLC
                                                                 ("Forum") (a fund services company acquired by
                                                                 Citigroup in 2003).

------------------------------- ----------------- -------------- ----------------------------------------------------


                                       9


------------------------------- ----------------- ---------------- --------------------------------------------------
                                    POSITION         LENGTH                    PRINCIPAL OCCUPATION(S)
            NAME,                   WITH THE         OF TIME                           DURING
       AGE AND ADDRESS               TRUST           SERVED                         PAST 5 YEARS
------------------------------- ----------------- ---------------- --------------------------------------------------
OFFICERS
------------------------------- ----------------- ---------------- --------------------------------------------------
Carl A. Bright                  President          Since 2003       President, Foreside Fund Services, LLC;
Born: December 20, 1957                                            Consultant, Foreside Solutions, LLC 2000-2003
                                                                   (mutual fund development company).

------------------------------- ----------------- ---------------- --------------------------------------------------
David I. Goldstein              Chief             Since 2003       Director, Citigroup since 2003; Director,
Born:  August 3, 1961           Administrative    (Chief           Business & Product Development, Forum
                                Officer           Administrative   1999-2003.
                                                  Officer since
                                                  2005)

------------------------------- ----------------- ---------------- --------------------------------------------------
Beth P. Hanson                  Vice President/    Since 2003       Relationship Manager, Citigroup since 2003;
Born:  July 15, 1966            Assistant                          Relationship Manager, Forum 1999-2003.
                                Secretary

------------------------------- ----------------- ---------------- --------------------------------------------------
Sara M. Morris                  Vice President     Since 2004       Director and Relationship Manager, Citigroup
Born: September 18, 1963                                           since 2004; Chief Financial Officer, The VIA
                                                                   Group, LLC (Strategic marketing company) 2000 -
                                                                   2003.

------------------------------- ----------------- ---------------- --------------------------------------------------
Stacey E. Hong                  Treasurer          Since 2002       Director, Fund Accounting, Citigroup since
Born:  May 10, 1966                                                2003; Director of Accounting, Forum 1998-2003.

------------------------------- ----------------- ---------------- --------------------------------------------------
David M. Whitaker               Secretary          Since 2004       Counsel, Citigroup since 2004; Assistant
Born:  September 6, 1971                                           Counsel, PFPC, Inc. (a fund services company)
                                                                   1999-2004.

------------------------------- ----------------- ---------------- --------------------------------------------------


2.      TRUSTEE OWNERSHIP IN THE FUND AND FAMILY OF INVESTMENT COMPANIES


-----------------------------------------------------------------------------------------------------------
                                                                       AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                    DOLLAR RANGE OF BENEFICIAL         AS OF DECEMBER 31, 2004 IN ALL FUNDS
                                    OWNERSHIP IN THE FUND AS OF           OVERSEEN BY TRUSTEE IN THE SAME
TRUSTEES                                 DECEMBER 31, 2004                 FAMILY OF INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
John Y. Keffer                                  None                            $10,001 to 50,000
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Costas Azariadis                                None                                  None
-----------------------------------------------------------------------------------------------------------
James C. Cheng                                  None                                  None
-----------------------------------------------------------------------------------------------------------
J. Michael Parish                               None                              Over $100,000
-----------------------------------------------------------------------------------------------------------


3.      OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.      INFORMATION CONCERNING TRUST COMMITTEES

A.      AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.


B.      NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders.


C.      VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of all the Trustees, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.


D.      QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.

5.      COMPENSATION OF TRUSTEES AND OFFICERS


Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation
(other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated, directly or indirectly, by the Trust except for Mr. Carl Bright, the Trust's President. All officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following tables set forth estimated annualized fees to be paid to each Trustee by the Fund and the fund complex, which includes all series of the Trust and three other investment companies for which Citigroup provides services, for the Fund's initial fiscal year ending October 31, 2005.


----------------------------------------------------------------------
                                                       TOTAL
                          COMPENSATION            COMPENSATION FROM
     TRUSTEE               FROM FUND           TRUST AND FUND COMPLEX
----------------------------------------------------------------------
John Y. Keffer               $     0                   $      0
----------------------------------------------------------------------
Costas Azariadis             $   753                   $ 36,000
----------------------------------------------------------------------
James C. Cheng               $   753                   $ 36,000
----------------------------------------------------------------------
J. Michael Parish            $ 1,004                   $ 48,000
----------------------------------------------------------------------


6.      INVESTMENT ADVISERS

A.      SERVICES OF ADVISER


The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Adviser may compensate brokers or other service providers ("Intermediaries") out of its own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments would be in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services ("Additional Payments"). These Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments may be different for different Intermediaries.


Subject to the direction of the Trust's Board of Trustees, the Adviser makes decisions regarding the investment and reinvestment of the Fund's assets.

B.      OWNERSHIP OF ADVISER

Dover Corporate Responsibility Management LLC is a Delaware limited liability company. The Adviser is a wholly-owned subsidiary of Dover Management LLC, a Delaware limited liability company, which is controlled by Richard M. Fuscone and Michael P. Castine who are both actively engaged in the investment advisory business. By virtue of their indirect ownership of the Adviser, Messrs. Fuscone and Castine are affiliates of the Adviser.

C.      INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER


As of March 31, 2005, neither Mr. Propper De Callejon nor Mr. Wolfe managed any other registered investment companies. The following table summarizes information provided by the Adviser regarding the number of other accounts managed by the Portfolio Managers within the following categories and the total assets in the accounts as of March 31, 2005:

-----------------------------------------------------------------------------------------------------------------------------
                                                          Combined
                                                          Assets of                                                Combined
                                                            Other                                                  Assets of
                              # of Other     Combined      Pooled                                                    Other
                    # of        Pooled       Assets of    Vehicles                    # of Other      Combined      Accounts
                    Other      Vehicles        Other      Serviced                     Accounts      Assets of     Serviced
                   Pooled    Serviced with    Pooled        with        # of Other   Serviced with     Other         with
  Portfolio       Vehicles    Performance    Vehicles    Performance     Accounts     Performance     Accounts    Performance
   Manager        Serviced     Based Fee     Serviced     Based Fee      Serviced      Based Fee     Serviced      Based Fee
-----------------------------------------------------------------------------------------------------------------------------
Philip Propper       1             0           $3.5          $0             8              0            $1.5          $0
De Callejon                                   million                                                 million
-----------------------------------------------------------------------------------------------------------------------------
Christopher J.       1             0           $3.5          $0             4              0            $.5           $0
Wolfe                                         million                                                 million
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to the Fund and other accounts if the Fund and accounts have different objectives, benchmarks, time horizons and fees as the portfolio manager must allocate his time and investment ideas among the Fund and the accounts. Securities selected for the Fund may underperform the securities selected for the accounts.


D.      INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER


The following compensation information has been provided by the Adviser:

Mr. Philip Propper De Callejon and Mr. Christopher J. Wolfe will be paid a fixed annual salary and a cash bonus by the Advisor each year for their services to the Fund and the other pooled investment vehicle that they manage. The base salary is determined considering compensation payable for a similar position across the investment management industry. The bonus is determined annually based on both the overall investment performance achieved by the Advisor and the individual Portfolio Manager's contribution. The total compensation is intended to reward consistent and superior investment performance. Neither Mr. Propper De Callejon nor Mr. Wolfe receive any compensation for the other accounts that they manage which consist primarily of personal accounts.


E.      PORTFOLIO MANAGER OWNERSHIP IN THE FUND


As of March 31, 2005, the Fund had not commenced operations and thus no portfolio manager owned any shares of the Fund.


F.      FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving an advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets the clients invest in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from you.

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

G.      OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment as that term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

H.      ADVISORY AGREEMENT APPROVAL


At the March 24, 2005 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund. Among other information, the Board reviewed information regarding: (1) the Adviser, its personnel and operations; (2) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser (the Fund is new and has no performance history); (3) the advisory fees and total expense ratios of the Fund compared to a relevant peer group of funds; (4) the Adviser's financial condition and the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (5) the extent to which economies of scale would be realized as the Fund grows and whether the Adviser's advisory fee reflects these economies of scale; and (6) other benefits received by the Adviser from its relationship with the Fund. In considering the investment advisory agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board met with representatives of the portfolio management team for the Fund and discussed the portfolio manager's approach to managing the Fund. The Board also discussed with senior management of the Adviser the adequacy of resources and the background and quality of the investment management team. The Board concluded, after meeting with representatives of the Adviser, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's management. The Board reviewed the performance of the Adviser's actively managed private fund, noting its positive return for the most recent fiscal quarter.

The Board considered the Fund's advisory fee and the Fund's total expense ratio as compared to its Lipper Inc. peer group of funds, noting that the Adviser's contractual advisory fee was lower than the mean and median contractual fees for its Lipper Inc. peer groups. The Board noted, however, that the Fund's total expense ratio was higher than the mean and medium for its Lipper Inc. peer groups. The Board recognized that it is difficult to make comparisons of investment advisory fees and expense ratios because there are variations in the services that are included in the fees paid by other funds. The Board viewed favorably the Adviser's willingness to contractually limit the total expense ratio of the Fund as set forth in this SAI, concluding that the advisory fee structure was fair and reasonable.

The Board also considered the financial condition of the Adviser. The Board concluded, based upon a review of the balance sheet and a letter of guarantee from the Adviser's parent, that the firm was sufficiently capitalized to remain economically viable during the coming year. The Board also considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the small size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at least in the coming year. Finally, the Board considered other benefits received by the Adviser from its relationship to the Fund, noting that the Adviser could benefit through its marketing of its corporate responsibility strategy to the retail market.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the investment advisory agreement. The Board also discussed the proposed approval of the investment advisory agreement in a private session with counsel at which no representatives of the Adviser were present. The Board determined that the overall arrangements between the Fund and the Adviser, as provided in the investment advisory agreement, were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the investment advisory agreement.


7.      DISTRIBUTOR

A.      DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter of the shares of the Fund) is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement with the Trust (the "Distribution Agreement"), the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares.


The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Fund. The Financial Institutions may accept purchase, redemption, and other requests on behalf of the Fund. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with its contractual arrangements with the Fund and/or its agents. These Financial Institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge and are responsible for promptly transmitting purchase, redemption, and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the Financial Institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Financial Institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their Financial Institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the Financial Institution.

DISTRIBUTION PLAN - A SHARES AND C SHARES In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares and C Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of C Shares as compensation for the Distributor's services as distributor.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares and C Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board for review, at least quarterly, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A Shares and C Shares.

Distribution fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

8.      COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions ("Compliance Services"). Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay any fees generated under the Compliance Agreement for Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to each Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Compliance Services fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

9.      OTHER FUND SERVICE PROVIDERS

A.      ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a monthly fee of $2,500, plus 0.10% of the Fund's annual average daily net assets on the first $100 million in fund net assets and 0.05% of the Fund's annual average daily net assets on fund net assets over $100 million. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

B.      FUND ACCOUNTANT


As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the Fund's NAV.


For its services, the Accountant receives from the Fund a monthly fee of $2,500 per month, 0.03% of the Fund's annual average daily net assets on the first $50 million in fund net assets, 0.01% of the Fund's annual average daily net assets on the next $450 million in fund net assets, 0.005% of the Fund's annual average daily net assets on fund net assets over $500 million; $250 per month for each class above one, and certain surcharges based upon the number Fund portfolio positions plus certain out of pocket expenses. The fees paid to the Accountant are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

C.      TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives from the Fund a monthly fee of $1,800 per month per share class. The Fund also pays the Transfer Agent an annual per-account fee of $18.00 per directly-held shareholder account ($1.00 per month per NSCC Level 3 shareholder account) plus certain out-of-pocket expenses. The fees paid to the Transfer Agent are accrued daily by the Fund and paid monthly. Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.


D.      CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Citibank, N.A. safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.


E.      LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue NW, Suite 200, Washington D.C. 20036 passes upon legal matters in connection with the issuance of shares of the Trust.

F.      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
1.      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.      COMMISSIONS PAID

Commission information is not provided because the Fund had not commenced operations prior to the date of this SAI.

3.      ADVISER RESPONSIBILITY FOR PURCHASES AND SALES AND CHOOSING
        BROKER-DEALERS

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

In selecting a broker or dealer, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable broker commission or dealer spread), the size of order, difficulty of execution and efficiency of the firm's facilities and the firm's risk in positioning blocks of securities. While the Adviser seeks reasonably competitive trade execution costs, the Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and its clients, including the Fund. In return for such services the Adviser may pay a higher commission than other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

The Adviser does not consider sales of shares of the Fund (or any other mutual fund it may advise in the future) as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of mutual funds advised by the Adviser neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

4.      OBTAINING RESEARCH FROM BROKERS

Although it does not currently foresee the use of soft dollars, the Adviser may use soft dollars solely for items which are with the safe harbor provisions of
Section 28(e) of the 1934 Act. For purposes of the discussion below, "Soft Dollar Items" refers to research or investment-management related services and equipment provided by brokers through industries and companies, economic surveys and analyses, recommendations as to specific securities, on-line quotations, news and research services, and other services (e.g., computer and telecommunications equipment) providing lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities.

Soft Dollar Items may be provided directly by brokers, by third parties at the direction of brokers or purchased by the Fund with credits or rebates provided by brokers. Soft Dollar Items may arise from over-the-counter principal or agency transactions, as well as exchange traded agency transactions. Brokers sometimes suggest a level of business that they would like to receive in return for the various services that they provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. A broker will not be excluded from executing transactions for the Fund because it has not been identified as providing Soft Dollar Items.

Section 28(e) of the 1934 Act permits the use of Soft Dollar Items in certain circumstances, provided that the Fund does not pay a rate of commissions in excess of what is competitively available from comparable brokerage firms for comparable services, taking into account various factors, including commission rates, financial responsibility and strength and ability of the broker to efficiently execute transactions. Non-research products and soft dollars which are not generated through agency transactions in securities are outside the parameters of Section 28(e)'s "safe harbor," as are transactions effected in futures, currencies or certain derivatives.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

5.      COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

6.      OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

7.      PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. The Fund's investment purchases and sales are determined by the application of its investment criteria and additional criteria such as, but not limited to, the discovery of improper accounting practices or a drop in a corporate credit rating. No trading is done in reaction to market developments. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

8.      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Information about the securities of brokers and dealers of the Fund acquired by the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

9.      PORTFOLIO HOLDINGS


Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each such period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders or a copy of the Fund's latest Form N-Q which contains the Fund's portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI.

The Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operation that the Fund has retained them to perform. The Fund's Adviser, who manages the Fund's portfolio, has regular and continuous access to the Fund's portfolio holdings. In addition, the Fund's Adviser, Administrator, Custodian, Distributor and fund accountant as well as proxy voting services
(ISS), mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Fund's Trustees and officers, and legal counsel to the Fund and to the Independent Trustees, may receive such information on an as needed basis. The Fund's independent accountants receive such information at least semi-annually. Mailing services (ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the adviser or any other party, by any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. As indicated above, with respect to the Trustees, its officers, the Adviser, the administrator and the distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. In addition, the Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.


The Fund's portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Fund's portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, principal underwriter or any affiliate of the Fund, the Adviser or principal underwriter will be reported to the Board for appropriate action.

There is no assurance that the Fund's portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information

PURCHASE AND REDEMPTION INFORMATION
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1.      GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.      ADDITIONAL PURCHASE INFORMATION


Shares of a Fund are sold on a continuous basis by the distributor at the NAV plus any applicable sales charge. Accordingly, the offering price per share of the Fund may be higher than the Fund class's NAV.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.      IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.      UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

5.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The performance of the Fund may be compared in publications to (1) the performance indices and investments for which reliable performance data is available and (2) averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

6.      ADDITIONAL REDEMPTION INFORMATION

You may redeem shares of the Fund at the NAV minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV. The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.      SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

8.      REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


9.      NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.     DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
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The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.      QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is October 31 (the same as the Fund's fiscal year end).

2.      MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

..       The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

..       The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

..       The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

3.      FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

5.      CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current federal tax law, if the Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for the Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

6.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year (or December 31 if elected by the Fund). The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31 if elected by the Fund) of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 (or December 31) in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

7.      SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.      BACKUP WITHHOLDING

The Fund will be required to withhold U.S. federal income tax at federal backup withholding rate (currently 28%) on distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded.

9.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at the federal backup withholding rate (currently 28%) on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.


10.     STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.


11.     FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS
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1.      THE TRUST AND ITS SHAREHOLDERS

A.      GENERAL INFORMATION

Forum Funds was organized as a business trust (now known as a statutory trust) under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Absolute Strategies Fund/(1)/                  DF Dent Premier Growth Fund
Adams Harkness Small-Cap Growth Fund           Dover Responsibility Fund/(4)/
Austin Global Equity Fund                      Fountainhead Special Value Fund
Auxier Focus Fund/(1)/                         Investors Bond Fund
Brown Advisory Growth Equity Fund/(2)/         Jordan Opportunity Fund
Brown Advisory Intermediate Bond Fund/(3)/     Mastrapasqua Growth Value Fund
                                               Payson Total Return Fund
Brown Advisory International Bond Fund/(2)/
Brown Advisory Maryland Bond Fund/(3)/         Payson Value Fund
Brown Advisory Real Estate Fund/(2)/           Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund/(3)/      Shaker Fund/(5)/
Brown Advisory Small-Cap Value Fund            TaxSaver Bond Fund
Brown Advisory Value Equity Fund/(2)/          Winslow Green Growth Fund


/(1)/ The Trust offers shares of beneficial interest in Investor, A and C share classes of this series.
/(2)/ The Trust offers shares of beneficial interest in an Institutional share class of this series.
/(3)/ The Trust offers shares of beneficial interest in Institutional and A share classes of this series.
/(4)/ The Trust offers shares of beneficial interest in Institutional, A and C share classes of this series.
/(5)/ The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

B.      SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect a fund's class' performance. For more information on any other Fund or class thereof, investors may contact the Transfer Agent.

C.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

D.      TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

E.      FUND OWNERSHIP


As of March 31, 2005, the percentage of shares owned by all officers and trustees of each Fund class as a group, owned less than 1% of the Fund's shares. Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March 31, 2005, no shareholders could be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.


F.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The
Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

G.      CODE OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

H.      PROXY VOTING PROCEDURES


A copy of the Trust's proxy voting procedures and the Adviser's proxy voting procedures are included in Appendix B and Appendix C, respectively. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ending June 30 will be available (1) without charge, upon request, by contacting the Transfer Agent at (888) 368-3755 and (2) on the SEC's Web site at http://www.sec.gov.


I.      REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

J.      FINANCIAL STATEMENTS

Financial statements are not yet available for the Fund.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
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CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

        Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC      An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

        INVESTMENT GRADE

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

        SPECULATIVE GRADE

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD
DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C       A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        .       Leading market positions in well-established industries.

        .       High rates of return on funds employed.

        . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        . Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - PROXY VOTING PROCEDURES OF THE TRUST
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                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

         SECTION 1.  PURPOSE

        Shareholders of the various series of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

        This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

        SECTION 2. RESPONSIBILITIES

        (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

        The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

        The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

        (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

        SECTION 3. SCOPE

        These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

        SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

        (A)     GENERAL

                (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

        (B)     ROUTINE MATTERS

        As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

        (C)     NON-ROUTINE MATTERS

                (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

        (D)     CONFLICTS OF INTEREST

        Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

        If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

        (E)     ABSTENTION

        The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

APPENDIX C - PROXY VOTING PROCEDURES OF THE ADVISER
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                  DOVER CORPORATE RESPONSIBILITY MANAGEMENT LLC
                      PROXY VOTING PROCEDURES AND POLICIES
                       REGARDING DOVER RESPONSIBILITY FUND

I.      GENERAL STATEMENT

Dover Corporate Responsibility Management LLC (the "Adviser") has discretion to vote the proxies received by Dover Responsibility Fund (the "Fund"), a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Adviser will vote those proxies in the best interest of the Fund's shareholders and in accordance with these procedures and policies.

II.     POLICIES AND PROCEDURES FOR VOTING PROXIES

        In its role as investment adviser to the Fund, Adviser has adopted those proxy voting policies adopted by the Trust, which are attached hereto, except that the Adviser will vote against any shareholder proposal limiting corporate philanthropy. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

        The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A "conflict of interest," means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting Fund shares.

III.    RECORDKEEPING

        The Portfolio Manager or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

        A. Copies of the proxy voting procedures and policies, and any amendments thereto.

        B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

        C.      A record of each vote that the Adviser casts.

        D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

        E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

IV.     DISCLOSURE

        A. The Adviser will disclose in its Form ADV Part II that its clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

        B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Adviser will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


(b)  By-Laws of Registrant (Exhibit filed herewith as Exhibit 23(b)).


(c) See Sections 2.04 and 2.07 of the Trust Instrument (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Total Return Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (10) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (11) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond Fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (12) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (14) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (16) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (17) Form of Management Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (18) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (19) Form of Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (20) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).



     (21) Form of Investment Advisory Agreements between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (to be filed by further amendment).

     (22) Form of Sub-Advisory Agreement between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (to be filed by further amendment).

     (23) Form of Investment Advisory Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (filed herewith as Exhibit (d)(23)).

     (24) Form of Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund (filed herewith as Exhibit (d)(24)).


     (25) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory International Fund dated August 1, 2004 (Exhibit incorporated as reference as filed as Exhibit (d)(25) in post-effective amendment No. 165 via EDGAR on March 1, 2005, accession number 0001275125-05-000129).

     (26) Form of Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited dated September 14, 2004 regarding Brown Advisory International Fund (Exhibit incorporated as reference as filed as Exhibit (d)(26) in post-effective amendment No. 165 via EDGAR on March 1, 2005, accession number 0001275125-05-000129).

(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC (now known as Foreside Fund Services, LLC) and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Forum Fund Services, LLC (now known as Foreside Fund Services, LLC) dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).


     (4) Form of Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (filed herewith as Exhibit (g)(4)).


(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122). .

     (12) Contractual  Fee  Waiver  Agreement  between   Registrant  and  Adams,
          Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005 (filed herewith as Exhibit (h)(12)).


     (13) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (15) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated September 14, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(16) in post-effective No. 154 via EDGAR on October 29, 2004, accession number 0001275125-04-000360).

     (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).


     (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005 (filed herewith as Exhibit (h)(18)).

     (19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (filed herewith as Exhibit
          (h)(19)).

     (20) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005 (filed herewith as Exhibit (h)(20)).

     (21) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (filed herewith as Exhibit (h)(21)).

     (22) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (filed herewith as Exhibit (h)(22)).


     (23) Compliance Services Agreement between Registrant and Forum Fund Services, LLC (now known as Foreside Fund Services, LLC) dated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).


(i)  Opinion and Consent of Counsel (filed herewith as Exhibit (i)).

(j)  Consent of Independent Auditors (to be filed by further amendment).


(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (filed herewith as Exhibit (m)(5)).

     (6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (filed herewith as Exhibit (m)(6)).

     (7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (filed herewith as Exhibit (m)(7)).


(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (5) Rule 18f-3 Plan for Absolute Strategies Fund, Merk Hard Currency Fund and Dover Responsibility Fund (to be filed by further amendment).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Fund Services, LLC (now known as Foreside Fund Services, LLC) and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

     (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

     (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

     (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

     (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

     (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).


     (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (filed herewith as Exhibit (p)(19)).


     (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

     (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).


     (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (to be filed by further amendment).

     (24) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (to be filed by further amendment).

     (25) Code of Ethics adopted by Bernzott Capital Advisors (filed herewith as Exhibit (p)(25)).

     (26) Code of Ethics adopted by Contravisory Research & Management Corp. (filed herewith as Exhibit (p)(26)).

     (27) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (filed herewith as Exhibit (p)(27)).

     (28) Code of Ethics adopted by Horizon Asset Management, Inc. (to be filed by further amendment).

     (29) Code of Ethics adopted by Kinetics Asset Management, Inc. (filed herewith as Exhibit (p)(29)).

     (30) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (filed herewith as Exhibit (p)(30)).

     (31) Code of Ethics adopted by Metropolitan West Asset Management, LLC (filed herewith as Exhibit (p)(31)).

     (32) Code of Ethics adopted by Moody Aldrich Partners, LLC (filed herewith as Exhibit (p)(32)).

     (33) Code of Ethics adopted by Scout Investment Advisors, Inc. (filed herewith as Exhibit (p)(33)).

     (34) Code of Ethics adopted by SSI Investment Management, Inc. (filed herewith as Exhibit (p)(34)).

     (35) Code of Ethics adopted by TT International Investment Management (to be filed by further amendment).

     (36) Code of Ethics adopted by TWIN Capital Management, Inc. (filed herewith as Exhibit (p)(36)).

     (37) Code of Ethics adopted by Yacktman Asset Management Co. (filed herewith as Exhibit (p)(37)).

     (38) Code of Ethics adopted by Merk Investments, LLC (filed herewith as Exhibit (p)(38)).

     (39) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (filed herewith as Exhibit (p)(39)).


Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 25.  INDEMNIFICATION

     In   accordance  with  Section  3803 of the  Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

     "10.02. INDEMNIFICATION

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

"SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated;

D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

"SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

"(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon
(i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
         .................................... ................................... ...................................

(b) AH Lisanti Capital Growth, LLC
------------------------------------------------------------------------------------------------------------------------------------

          The  description  of AH Lisanti  Capital  Growth,  LLC ("AH  Lisanti")
          (Investment Advisor to Adams Harkness Small Cap Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 142 (accession number
          0001275125-04-000027)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY
          10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................
(c) Austin Investment Management, Inc.

          The  description  of Austin  Investment  Management,  Inc.  ("Austin")
          (investment adviser to Austin Global Equity Fund) contained in Parts A
          and  B  of   Post-Effective   Amendment  No.  131  (accession   number
          0001004402-03-000446)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature.
          The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary
(d) Auxier Asset Management LLC

          The description of Auxier Asset Management LLC ("Auxier")  (investment adviser  for  Auxier  Focus  Fund)  contained  in  Parts  A  and  B of
          Post-Effective     Amendment     No.     149     (accession     number
          0001275125-04-000239)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410,
          Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
           Shauna C. Tweedy                     Chief Financial Officer              Auxier

(e) Bainbridge Capital Management, LLC

          The  description  of  Bainbridge  Capital  Management,   LLC,  ("BCM")
          (investment  adviser to Investors  Bond Fund and  TaxSaver  Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  Amendment  No.  131
          (accession number  0001004402-03-000446)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
                                              .................................... ...................................
         Jeffrey A. Maffett                   Senior Vice President                BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         ....................................
                                              .................................... ...................................
         Richard J. Berthy                    President, Secretary                 BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              President, Regional Sales Manager    Foreside Fund Services, LLC

(f)      Brown Investment Advisory Incorporated


         The description of Brown  Investment  Advisory  Incorporated  ("Brown")
         (investment  adviser  to  Brown  Advisory   Intermediate  Income  Fund)
         contained  in  Parts  A  and  B of  Post-Effective  Amendment  No.  148
         (accession  number  0001275125-04-000226)  to the Trust's  Registration
         Statement, is incorporated by reference herein.

         The  description  of  Brown  (investment   adviser  to  Brown  Advisory
         Small-Cap  Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective  Amendment No. 135 (accession number
         0001004402-03-000508)   to  the  Trust's  Registration  Statement,  are
         incorporated by reference herein.

         The description of Brown (investment adviser to Brown Advisory Maryland
         Bond Fund) contained in Parts A and B of  Post-Effective  Amendment No.
         135 (accession number 0001004402-03-000508) to the Trust's Registration
         Statement, is incorporated by reference herein.

         The  description  of  Brown  (investment   adviser  to  Brown  Advisory
         International  Fund)  contained  in  Parts  A and  B of  Post-Effective
         Amendment  No.  148  (accession  number  0001275125-04-000226)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The  description of Brown  (investment  advisor to Brown Advisory Value
         Equity Fund) contained in Parts A and B of Post-Effective Amendment No.
         148 (accession number 0001275125-04-000226) to the Trust's Registration
         Statement, is incorporated by reference herein.

         The  description  of  Brown  (investment   advisor  to  Brown  Advisory
         Small-Cap  Value  Fund)  contained  in Parts A and B of  Post-Effective
         Amendment  No.  136  (accession  number  0001004402-03-000539)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The  description  of Brown  (investment  advisor to Brown Advisory Real
         Estate Fund) contained in Parts A and B of Post-Effective Amendment No.
         138 (accession number 0001004402-03-000609) to the Trust's Registration
         Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings, Inc. is 901 S. Bond Street, Suite 400,
         Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(g) Cardinal Capital Management, L.L.C.


         The  description of Cardinal  Capital  Management,  L.L.C.  ("Cardinal)
         (Sub-Advisor to Brown Advisory Small-Cap Value Fund) contained in Parts
         A  and  B  of  Post-Effective   Amendment  No.  132  (accession  number
         0001004402-03-000501)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich,
         Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         .................................... .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer

(h) D.F. Dent and Company, Inc.

         The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.   Dent")
         (investment adviser for DF Dent Premier Growth Fund) contained in Parts
         A  and  B  of  Post-Effective   Amendment  No.  137  (accession  number
         0001004402-03-000559)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
         Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(i) H.M. Payson & Co.

         The  description  of H.M.  Payson & Co.  (investment  adviser to Payson
         Value Fund and Payson Total Return Fund)  contained in Parts A and B of
         Post-Effective      Amendment     No.     131     (accession     number
         0001004402-03-000446)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and  officers of H.M. Payson
         &  Co.,  including  their  business   connections,   which  are  of   a
         substantial  nature.  The address of H.M. Payson & Co. is  One Portland
         Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................

(j)      King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B
          of    Post-Effective    Amendment    No.   143    (accession    number
          0001275125-04-000043)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston,  Texas 77056-3898 and,


          unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k) Mastrapasqua & Associates, Inc.

         The  description of  Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
         (investment  adviser to  Mastrapasqua  Growth Value Fund)  contained in
         Parts A and B of  Post-Effective  Amendment No. 135  (accession  number
         0001004402-03-000508)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The   following   chart   reflects  the   directors   and  officers  of
         Mastrapasqua,  including  their  business  connections,  which are of a substantial  nature.  The address of Mastrapasqua is 814 Church Street,
         Suite 600, Nashville,  Tennessee, 37203 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(l) Philadelphia International Advisors, LP

         The description of  Philadelphia  International  Advisors,  LP, ("PIA")
         (Sub-Advisor to Brown Advisory International Fund) contained in Parts A
         and  B  of   Post-Effective   Amendment  No.  125   (accession   number
         0001004402-03-000044)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
         Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063


         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m) Polaris Capital Management, Inc.

         The    description    of    Polaris    Capital     Management,     Inc.
         ("Polaris")(investment  adviser to Polaris Global Value Fund) contained in Parts A and B of  Post-Effective  Amendment No 129 (accession number
         0001004402-03-000293)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects the  directors and officers of Polaris, including  their  business  connections,  which  are  of a  substantial
         nature.   The  address  of  Polaris  is  125  Summer  Street,   Boston,
         Massachusetts 02110 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(n) Shaker Investments, LLC

          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
          Amendment  No.  131  (accession  number  0001004402-03-000446)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................

(o) Windowpane Advisors, LLC

         The description of Windowpane Advisors, LLC ("Windowpane")  (investment adviser for the Jordan  Opportunity Fund) contained in Parts A and B of
         Post-Effective      Amendment     No.     150     (accession     number
         0001275125-04-000301)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San
         Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
                                              ................................. .....................................

(p) Hellman, Jordan Management Co., Inc.

         The description of Hellman,  Jordan  Management  Co., Inc.  ("Hellman")
         (sub-adviser for the Jordan  Opportunity Fund) contained in Parts A and
         B   of    Post-Effective    Amendment   No.   150   (accession   number
         0001275125-04-000301)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects the  directors and officers of Hellman, including  their  business  connections,  which  are  of a  substantial
         nature.   The   address  of  Hellman  is  75  State   Street,   Boston,
         Massachusetts 02109 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
                                              ................................. .....................................

(q) Insight Capital Research & Management, Inc.


         The  description  of  Insight  Capital  Research  &  Management,   Inc.
         ("Insight")  (adviser for the ICRM Small-Cap  Growth Fund) contained in
         Parts A and B of  Post-Effective  Amendment  No.  151(accession  number
         0001275125-04-000313)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut
         Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(r)      Walter Scott & Partners Limited

         The  description of Walter Scott & Partners  Limited  ("Walter  Scott")
         (sub-adviser to Brown Advisory International Fund) contained in Parts A
         and  B  of   Post-Effective   Amendment  No.  152   (accession   number
         0001275125-04-000331) to the Trust's Registration Statement.

         The  following  chart  reflects  the  directors  and officers of Walter
         Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh,
         Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Compliance Officer     Walter Scott
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................


(s) Absolute Investment Advisers, LLC

         The  description  of Absolute  Investment  Advisers,  LLC  ("Absolute")
         (adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 265 Franklin Street, 18th Floor,
         Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Anthony R. Bosch                     Principal                            Absolute
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Brian D. Hlidek                      Principal                            Absolute
         .................................... .................................... ....................................
         James P. Compson                     Principal                            Absolute
         .................................... .................................... ....................................
         Christian E. Aymond                  Principal                            Absolute
         .................................... .................................... ....................................
         Alexander H. Petro                   Principal                            Absolute
         .................................... .................................... ....................................
         Fort Hill Capital Management         Direct Owner                         Absolute
         .................................... .................................... ....................................

(t) Aronson+Johnson+Ortiz, LP

         The description of Aronson+Johnson+Ortiz, LP ("Aronson") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor,
         Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Theodore R. Aronson                  Managing                             Aronson;
                                              Principal;
                                              Limited                              Member of Aronson+Johnson+Ortiz,
                                              Partner;                             LLC
                                              Member of Aronson+ Johnson+ Ortiz,
                                              LLC
         .................................... .................................... ....................................
         Martha E. Ortiz                      Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Kevin M. Johnson                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Paul E. Dodge                        Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Stefani Cranston                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Gina Maria N. Moore                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Gregory J. Rogers                    Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Aronson+Johnson+Ortiz, LLC           General Partner                      Aronson
         .................................... .................................... ....................................
         Joseph F. Dietrick                   Chief Compliance                     Aronson
                                              Officer;            Chief Legal
                                              Officer
         .................................... .................................... ....................................
         Douglas D. Dixon                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Robert B. Wenzinger                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................

(u)      Bernzott Capital Advisors

         The description of Bernzott Capital Advisors ("Bernzott") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B,
         Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Kevin Bernzott                       Chairman; CEO;                       Bernzott
                                              Compliance Officer
         .................................... .................................... ....................................
         Peter F. Banks                       President;                           Bernzott
                                                                           Chief
                                              Investment Officer
         .................................... .................................... ....................................
         Dale A. Eucker                       Director                             Bernzott
         .................................... .................................... ....................................
         Randall A. Schouten                  Director                             Bernzott
         .................................... .................................... ....................................
         Priscilla A. Olsen                   Director                             Bernzott
         .................................... .................................... ....................................
         Peter D. Demartino                   Director                             Bernzott
         .................................... .................................... ....................................
         Thomas A. Derse                      Chief Financial Officer              Bernzott
         .................................... .................................... ....................................
         Kathleen A. Loretto                  Director                             Bernzott
         .................................... .................................... ....................................
         Bernzott Capital Advisors  Profit    Shareholder                          Bernzott
         Sharing Plan
         .................................... .................................... ....................................
         Margaret A. Schouten                 Director                             Bernzott
         .................................... .................................... ....................................


(v) Contravisory Research & Management Corp.

         The   description   of   Contravisory   Research  &  Management   Corp.
         ("Contravisory") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The   following   chart   reflects  the   directors   and  officers  of
         Contravisory,  including  their  business  connections,  which are of a substantial  nature.  The address of  Contravisory  is 99 Derby Street,
         Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         George E. Noonan, Jr.                President                            Contravisory
         .................................... .................................... ....................................
         William M. Noonan                    Vice President                       Contravisory
         .................................... .................................... ....................................
         Philip A. Noonan                     Vice President                       Contravisory
         .................................... .................................... ....................................

(w) Grantham, Mayo, Van Otterloo & Co., LLC

          The  description  of Grantham,  Mayo,  Van Otterloo & Co., LLC ("GMO")
          (sub-adviser of Absolute  Strategies Fund) is contained in Parts A and
          B of this Post-Effective Amendment No. 169.

          The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts
          02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Robert J. Grantham                   Founding Member;                     GMO
                                                                        GMO, LLC
                                              Board Chairman
         .................................... .................................... ....................................
         Scott E. Eston                       Member; Chief Financial Officer      GMO
         .................................... .................................... ....................................
         Richard A. Mayo                      Capital Member                       GMO
         .................................... .................................... ....................................
         Eyk A.D.M. Van Otterloo              Founding Member;                     GMO
                                                                        GMO, LLC
                                              Board Member
         .................................... .................................... ....................................
         John W. Rosenblum                    Member;                              GMO

                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         Christopher Darnell                  Member; GMO, LLC Board Member;       GMO
                                              Investment Director
         .................................... .................................... ....................................
         Jon L. Hagler                        Member;                              GMO

                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         Arjun Divecha                        Member; GMO, LLC Board Member;       GMO
                                              Executive Committee
         .................................... .................................... ....................................
         William Nemerever                    Member; Investment Director          GMO
         .................................... .................................... ....................................
         Ann M. Spruill                       Member; GMO, LLC Board Member;       GMO
                                              Executive Committee; Investment
                                              Director
         .................................... .................................... ....................................
         Thomas F. Cooper                     Member; Investment Director          GMO
         .................................... .................................... ....................................

         .................................... .................................... ....................................
         Anthony Ryan                         Member; Executive Committee          GMO
         .................................... .................................... ....................................
         Benjamin Inker                       Member; Executive Committee;         GMO
                                              Investment Director
         .................................... .................................... ....................................
         Julie L. Perniola                    Compliance Officer                   GMO
         .................................... .................................... ....................................
         Robert M. Soucy                      Member; Investment Director          GMO
         .................................... .................................... ....................................
         Kirk Ott                             Member; Investment Director          GMO
         .................................... .................................... ....................................
         Edmond G. Choi                       Member; Investment Director          GMO
         .................................... .................................... ....................................

(x) Horizon Asset Management, Inc.

         The  description  of  Horizon  Asset   Management,   Inc.   ("Horizon")
         (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.


         The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor
         South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Denise M. Kashey                     Director                             Horizon
         .................................... .................................... ....................................
         Steven Bregman                       Director; President                  Horizon
         .................................... .................................... ....................................
         Peter Doyle                          Director; Vice President;            Horizon
                                              Secretary
         .................................... .................................... ....................................
         Thomas C. Ewing                      Director                             Horizon
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of                          Horizon
                                              Compliance;               General
                                              Counsel
         .................................... .................................... ....................................
         John Meditz                          Vice Chairman; Director              Horizon
         .................................... .................................... ....................................
         Murray Stahl                         Chairman; Treasurer                  Horizon
         .................................... .................................... ....................................

(y) Kinetics Asset Management, Inc.

         The  description  of  Kinetics  Asset  Management,   Inc.  ("Kinetics")
         (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New
         York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Bruce P. Abel                        Director; Secretary                  Kinetics
         .................................... .................................... ....................................
         Lawrence P. Doyle                    Chairman                             Kinetics
         .................................... .................................... ....................................
         Peter Doyle                          President; CEO; Director;            Kinetics
                                                           Chief Investment
                                              Strategist
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of Compliance               Kinetics
         .................................... .................................... ....................................
         Leonid Polyakov                      Director; CFO                        Kinetics
         .................................... .................................... ....................................
         James G. Doyle                       Director; Chief Counsel              Kinetics
         .................................... .................................... ....................................
         Frank Costa                          Shareholder                          Kinetics
         .................................... .................................... ....................................
         Kinetics Voting Trust                Trust is Shareholder                 Kinetics
         .................................... .................................... ....................................
         Susan C. Conway                      Shareholder                          Kinetics
         .................................... .................................... ....................................
         Karen & Larry Doyle Irrevocable      Shareholder                          Kinetics
         Trust
         .................................... .................................... ....................................
         Karen Doyle Trust                    Shareholder                          Kinetics
         .................................... .................................... ....................................
         Lawrence Doyle Trust                 Shareholder                          Kinetics
         .................................... .................................... ....................................

(z) Loomis, Sayles & Company, L.P.

         The  description  of  Loomis,   Sayles  &  Company,   L.P.   ("Loomis")
         (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston,
         Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Loomis, Sayles & Company, Inc.       General Partner of Registrant        Loomis
         ("LSCI")
         .................................... .................................... ....................................
         IXIS Asset Management North          Limited Partner of Registrant;       Loomis; Shareholder of IXIS AM
         America, L.P. ("IXIS AM NA")         Shareholder (IXIS AM Holdings)       Holdings
         .................................... .................................... ....................................


         Robert J. Blanding                   Chief Executive Officer of           Loomis
                                              Registrant;

                                              Director of General Partner
         .................................... .................................... ....................................
         Kevin P. Charleston                  Chief Financial Officer of           Loomis
                                              Registrant;

                                              Director of General Partner

         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Daniel J. Fuss                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         John F. Gallagher                    Director of General Partner          Loomis
         .................................... .................................... ....................................
         Lauriann C. Kloppenburg              Director of General Partner          Loomis
         .................................... .................................... ....................................
         Peter S. Voss                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         John R. Gidman                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         Donald P. Ryan                       Chief Compliance Officer of          Loomis
                                              Registrant
         .................................... .................................... ....................................
         Jaehoon Park                         Director of General Partner          Loomis
         .................................... .................................... ....................................
         Jean S. Loewenberg                   Chief Legal Officer of Registrant;   Loomis
                                              Director of General Partner
         .................................... .................................... ....................................
         Mark E. Smith                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         IXIS Asset Management Holdings,      Shareholder                          LSCI
         LLC ("IXIS AM Holdings")
         .................................... .................................... ....................................
         IXIS Asset Management US, LLC        General Partner                      IXIS AM NA
         ("IXIS AM US LLC")
         .................................... .................................... ....................................
         IXIS Asset Management US             Limited Partner;                     IXIS AM NA;
         Corporation ("IXIS AM US")                                     Member                                IXIS AM
                                                                                   US LLC
         .................................... .................................... ....................................
         IXIS Asset Management   ("IXIS AM")  Shareholder of Common Stock          IXIS AM US
         .................................... .................................... ....................................
         Caisse Nationale Des Caisses         Shareholder                          IXIS AM
         D'Epargne ("CNCE")                                                        GROUP;
                                                                                   IXIS AM US
         .................................... .................................... ....................................
         Caisse Des Depots ET Consignations   Shareholder                          CNCE
         ("CDC")
         .................................... .................................... ....................................
         IXIS Asset Management Group          Shareholder                          IXIS AM
         ("IXIS AM GROUP")


(aa) Metropolitan West Asset Management, LLC

         The   description   of   Metropolitan   West  Asset   Management,   LLC
         ("Metropolitan") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The   following   chart   reflects  the   directors   and  officers  of
         Metropolitan,  including  their  business  connections,  which are of a substantial  nature.  The  address of  Metropolitan  is 11766  Wilshire
         Blvd.,  Suite 1580,  Los Angeles,  California  90025-6552  and,  unless otherwise  indicated  below,  that  address is the  principal  business address  of any  company  with which the  directors  and  officers  are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Metropolitan West                    Member                               Metropolitan
         Financial, LLC
         .................................... .................................... ....................................
         Tad Rivelle                          Member                               Metropolitan
         .................................... .................................... ....................................
         Laird R. Landmann                    Member                               Metropolitan
         .................................... .................................... ....................................
         Scott B. Dubchansky                  Member                               Metropolitan
         .................................... .................................... ....................................
         Richard S. Hollander                 Director; Member                     Metropolitan; Member
                                              of                         MW        of                         MW
                                              Holdings, LLC                        Holdings, LLC
         .................................... .................................... ....................................
         Lara E. Mulpagano                    Chief Operating Officer              Metropolitan
         .................................... .................................... ....................................
         Stephen M. Kane                      Member                               Metropolitan
         .................................... .................................... ....................................
         Joseph D. Hattesohl                  Chief Financial Officer              Metropolitan
         .................................... .................................... ....................................
         David B. Lippman                     Member                               Metropolitan
         .................................... .................................... ....................................
         Anthony C. Scibelli                  Member                               Metropolitan
         .................................... .................................... ....................................


         Patrick A. Moore                     Member                               Metropolitan
         .................................... .................................... ....................................
         Keith T. Kirk                        Chief Compliance Officer             Metropolitan
         .................................... .................................... ....................................
         MW Holdings, LLC                     Interest Owner                       Metropolitan West Financial, LLC
         .................................... .................................... ....................................

(bb) Moody Aldrich Partners, LLC

         The description of Moody Aldrich Partners, LLC ("Moody") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The  following  chart  reflects  the  directors  and officers of Moody, including  their  business  connections,  which  are  of a  substantial
         nature.  The  address  of  Moody  is  18  Sewall  Street,   Marblehead,
         Massachusetts 01945 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Amory A. Aldrich, Jr.                Member                               Moody
         .................................... .................................... ....................................
         William B. Moody                     Member                               Moody
         .................................... .................................... ....................................
         Robert J. Grantham                   Member                               Moody
         .................................... .................................... ....................................
         Eyk H.A.D.M. Van Otterloo            Member                               Moody
         .................................... .................................... ....................................
         Scott M. Spangler                    Member                               Moody
         .................................... .................................... ....................................
         Michael C. Pierre                    Member                               Moody
         .................................... .................................... ....................................
         Timothy J. Ehrman                    Member                               Moody
         .................................... .................................... ....................................

(cc) Scout Investment Advisors, Inc.


         The  description  of  Scout   Investment   Advisors,   Inc.   ("Scout")
         (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri
         64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         James L. Moffett                     Chairman; Director                   Scout
         .................................... .................................... ....................................
         John C. Pauls                        Secretary                            Scout
         .................................... .................................... ....................................
         Manuel A. Andrade                    Director                             Scout
         .................................... .................................... ....................................
         UMB Bank, N.A.                       Shareholder                          Scout
         .................................... .................................... ....................................
         James A. Reed                        Director; Vice President             Scout
         .................................... .................................... ....................................
         Edward J. McShane                    Director                             Scout
         .................................... .................................... ....................................
         Gary W. Dicenzo                      Senior Vice President                Scout
         .................................... .................................... ....................................
         Bradley S. Kastler                   Chief Compliance Officer             Scout
         .................................... .................................... ....................................
         William B. Greiner                   President; Chief Executive           Scout
                                              Officer; Chief Investment Officer
         .................................... .................................... ....................................
         Joseph J. Gazzoli                    Director                             Scout
         .................................... .................................... ....................................
         UMB Financial Corporation            Shareholder                          UMB Bank, N.A.
         .................................... .................................... ....................................

(dd) SSI Investment Management, Inc.

         The description of SSI Investment Management, Inc. ("SSI") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills,
         California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         John D. Gottfurcht                   President                            SSI
         .................................... .................................... ....................................
         Amy J. Gottfurcht                    Chairman; CEO; Secretary             SSI
         .................................... .................................... ....................................
         George M. Douglas                    Vice President;                      SSI

                                              Chief Investment Officer
         .................................... .................................... ....................................
         Syed F. Mehdi                        CCO;                                 SSI

                                              Vice President Human Resources
         .................................... .................................... ....................................
         David W. Rosenfelder                 Vice President;                      SSI

                                              Senior Portfolio Analyst

         .................................... .................................... ....................................


(ee)     TT International Investment Management

         The  description  of  TT  International   Investment   Management  ("TT
         International")  (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The  following   chart  reflects  the  directors  and  officers  of  TT
         International,  including  their business  connections,  which are of a substantial  nature. The address of TT International is Martin House, 5
         Martin Lane,  London,  United  Kingdom EC4R 0DP and,  unless  otherwise indicated below, that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Timothy A. Tacchi                    Senior General Partner               TT International
         .................................... .................................... ....................................
         Alexander S.M. Carswell              General Partner; Finance & Admin     TT International
         .................................... .................................... ....................................
         Mark S. Williams                     General Partner;                     TT International
                                                                     Marketing &
                                              Client Servicing
         .................................... .................................... ....................................
         David J.S. Burnett                   Managing Partner (General)           TT International
         .................................... .................................... ....................................
         John D. Hobson                       General Partner                      TT International
         .................................... .................................... ....................................
         Dean L. Smith                        General Partner                      TT International
         .................................... .................................... ....................................
         Martin A.F. Shenfield                General Partner                      TT International
         .................................... .................................... ....................................
         Samuel A. Allison                    General Partner;                     TT International
                                                                           Chief
                                              Compliance Officer
         .................................... .................................... ....................................
         Richard W. Simpson                   General Partner; Head of IT          TT International
         .................................... .................................... ....................................
         Pauline S. Pong                      General Partner                      TT International
         .................................... .................................... ....................................
         Douglas E. Sankey                    General Partner                      TT International
         .................................... .................................... ....................................
         Margaret A. Leach                    General                              TT International
                                              Partner;
                                              Chief Financial Officer
         .................................... .................................... ....................................
         Martin A. Pluck                      General Partner                      TT International
         .................................... .................................... ....................................
         Patrick E. Deane                     General Partner                      TT International
         .................................... .................................... ....................................
         Mark H. Eady                         General Partner                      TT International
         .................................... .................................... ....................................
         Nicholas B. Bluffield                General Partner; Macro Trading       TT International
         .................................... .................................... ....................................
         Anthony J. Moorhouse                 General Partner; Head of Trading     TT International
         .................................... .................................... ....................................
         Roger S. Bernheim                    General Partner                      TT International
         .................................... .................................... ....................................
         Lars J. Nielsen                      General Partner                      TT International
         .................................... .................................... ....................................
         Helen B. Marsden                     General Partner                      TT International
         .................................... .................................... ....................................
         Andrew D. Raikes                     General Partner                      TT International
         .................................... .................................... ....................................
         Gawain M. Barnard                    General Partner                      TT International
         .................................... .................................... ....................................
         Jonathan P. Bolton                   General Partner                      TT International
         .................................... .................................... ....................................
         Peter N. Robson                      General Partner                      TT International
         .................................... .................................... ....................................

(ff) TWIN Capital Management, Inc.

         The description of TWIN Capital Management, Inc. ("TWIN") (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202,
         McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Geoffrey Gerber                      President; CIO                       TWIN
         .................................... .................................... ....................................
         James D. Drake                       Controller;                          TWIN

                                              Chief Compliance Officer



(gg) Yacktman Asset Management Co.

         The   description  of  Yacktman  Asset   Management  Co.   ("Yacktman")
         (sub-adviser of Absolute Strategies Fund) is contained in Parts A and B of this Post-Effective Amendment No. 169.

         The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385,
         Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Donald A. Yacktman                   President; Secretary; Treasurer;     Yacktman
                                              Chief Compliance Officer

         .................................... .................................... ....................................

         .................................... .................................... ....................................
          Ronald W. Ball                      Senior Vice President                Yacktman
         .................................... .................................... ....................................
         Stephen A. Yacktman                  Vice President                       Yacktman
         .................................... .................................... ....................................

(hh) Merk Investments, LLC


         The description of Merk Investments,  LLC ("Merk")  (investment adviser
         for  Merk  Hard  Currency   Fund)   contained  in  Parts  A  and  B  of
         Post-Effective Amendment No. 162.

         The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA
         94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Axel Merk                            President                            Merk
         .................................... .................................... ..................................
         Kimberly Schuster                    Chief Compliance Officer             Merk
         .................................... .................................... ..................................



(ii) Dover Corporate Responsibility Management LLC


          The  description  of Dover  Corporate  Responsibility  Management  LLC
          ("Dover") (investment adviser for Dover Responsibility Fund) contained in Parts A and B of Post-Effective Amendment No. 163.

          The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT
          06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Richard M. Fuscone                   Chairman                             Dover
         .................................... .................................... ..................................
         Michael P. Castine                   President                            Dover
         .................................... .................................... ..................................
         Christopher J. Wolfe                 Director of Research                 Dover
         .................................... .................................... ..................................

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


         American Beacon Funds                 Henderson Global Funds
         Bridgeway Funds                       ICM Series Trust
         Century Capital Management Trust      Monarch Funds
         Forum Funds                           Sound Shore Fund, Inc.


(b)      The  following  are  officers  of  Foreside  Fund  Services,  LLC,  the
         Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              None
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         None
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .....................................

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on April 28, 2005.



                                      FORUM FUNDS



                                      By:/S/ CARL A. BRIGHT
                                        ----------------------------------------

                                         Carl A. Bright, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 28, 2005.


(a)      Principal Executive Officer


         /S/ CARL A. BRIGHT
         ------------------------------------------

         Carl A. Bright
         President

(b)      Principal Financial Officer


         /S/ STACEY E. HONG
         ------------------------------------------

         Stacey E. Hong
         Treasurer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee


         By:  /S/ DAVID I. GOLDSTEIN
         ------------------------------------------

         David I. Goldstein
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST


23(b)      By-Laws

(d)(23) Form of Investment Advisory Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund.

(d)(24)    Form of Investment  Advisory  Agreement between  Registrant and Dover
           Corporate    Responsibility    Management,    LLC   regarding   Dover
           Responsibility Fund.

(g)(4) Form of Global Custodial Services Agreement between Forum Funds and Citibank, N.A.

(h)(12)    Contractual  Fee  Waiver  Agreement  between  Registrant  and  Adams,
           Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005.

(h)(18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005.

(h)(19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund dated April 29, 2005.

(h)(20) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005.

(h)(21) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005.

 (h)(22)   Form of Contractual Fee Waiver Agreement between Registrant and Dover
           Corporate    Responsibility    Management    LLC   regarding    Dover
           Responsibility Fund dated April 29, 2005.

(m)(5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund.

(m)(6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund.

(m)(7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund.

23(p)(25)  Code of Ethics adopted by Bernzott Capital Advisors.

23(p)(26)  Code of Ethics adopted by Contravisory Research & Management Corp.

23(p)(27)  Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC.

23(p)(29)  Code of Ethics adopted by Kinetics Asset Management, Inc.

23(p)(30)  Code of Ethics adopted by Loomis, Sayles & Company, L.P.

23(p)(31)  Code of Ethics adopted by Metropolitan West Asset Management, LLC.

23(p)(32)  Code of Ethics adopted by Moody Aldrich Partners, LLC.

23(p)(33)  Code of Ethics adopted by Scout Investment Advisors, Inc.

23(p)(34)  Code of Ethics adopted by SSI Investment Management, Inc.

23(p)(36)  Code of Ethics adopted by TWIN Capital Management, Inc.

23(p)(37)  Code of Ethics adopted by Yacktman Asset Management Co.

23(p)(38)  Code of Ethics adopted by Merk Investments, LLC.

23(p)(39)  Code of Ethics adopted by Dover  Corporate  Responsibility Management
           LLC.

(i)        Opinion and Consent of Counsel